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                               TIME HORIZON FUNDS
                            TIME HORIZON PORTFOLIO 1
                            TIME HORIZON PORTFOLIO 2
                            TIME HORIZON PORTFOLIO 3

     Supplement dated November 1, 1998 to Prospectus dated November 1, 1998

  THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE
                                  PROSPECTUS,
            AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1. You may continue to purchase A Shares without a front-end sales load until January 1, 1999.

2. You may not purchase B Shares until January 1, 1999.

            THIS SUPPLEMENT IS EFFECTIVE ONLY UNTIL JANUARY 1, 1999

TMH0087